Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and other receivables
Prepayments and other receivables

	December 31,
	2021	2020

	(USD in thousands)
VAT receivables	$387	$376
Prepayments	638	1,175
Other receivables	113	2
Total prepayments and other receivables	$1,138	$1,553